Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Provision for Income Taxes

The provision for income taxes differs from the amount that would have resulted from applying the Canadian statutory income tax rates to (loss) earnings before income taxes as follows:

	2018	2017

(Loss) earnings before income taxes
Canada	$(1,195)	$123
United States	619	(271)
Trinidad	98	95
Australia	96	–
Other	258	24

	$(124)	$(29)

Canadian federal and provincial statutory income tax rate	27%	27%

Income tax at statutory rates	$33	$8
Adjusted for the effect of:
Impact of foreign tax rates (US, Trinidad, Australia and other)	58	(25)
Production-related deductions	15	14
Non-taxable income	10	–
Foreign accrual property income	(15)	(3)
Impact of tax rate changes	–	187
Other	(8)	2

Income tax recovery included in net (loss) earnings from continuing operations	$93	$183

Summary of Total Income Tax Expense

Total income tax recovery, included in net (loss) earnings from continuing operations, was comprised of the following:

	2018	2017

Current income tax
Tax expense for current year	$(195)	$(70)
Adjustments in respect of prior years	15	(20)

Total current income tax expense	(180)	(90)

Deferred income tax
Origination and reversal of temporary differences	283	69
Adjustments in respect of prior years	(12)	20
Impact of tax rate changes	–	187
Other	2	(3)

Total deferred income tax recovery	273	273

Income tax recovery included in net (loss) earnings from continuing operations	$93	$183

Summary of Income Tax Assets (Liabilities)

Income tax balances within the consolidated balance sheets as at December 31 were comprised of the following:

Income Tax Assets (Liabilities)	Balance Sheet Location	2018	2017

Current income tax assets
Current	Receivables (Note 14)	$248	$24
Long-term	Other assets (Note 18)	36	64
Deferred income tax assets	Other assets (Note 18)	216	18

Total income tax assets		$500	$106

Current income tax liabilities
Current	Payables and accrued charges (Note 19)	$(47)	$(16)
Non-current	Other non-current liabilities	(64)	(43)
Deferred income tax liabilities	Deferred income tax liabilities	(2,907)	(2,205)

Total income tax liabilities		$(3,018)	$(2,264)

Summary of Deferred Income Tax Assets (Liabilities)

In respect of each type of temporary difference, unused tax loss and unused tax credit, the amounts of deferred tax assets and liabilities recognized in the consolidated balance sheets as at December 31 and the amount of the deferred tax recovery (expense) recognized in net (loss) earnings from continuing operations were:

	Deferred Income Tax Assets (Liabilities)		Deferred Income Tax Recovery (Expense) Recognized in Net Earnings

	2018	2017	2018	2017

Deferred income tax assets
Asset retirement obligations and accrued environmental costs	$ 412	$ 120	$(11)	$(56)
Tax loss and other carryforwards	261	13	198	(105)
Pension and other post-retirement benefit liabilities	130	124	(44)	(22)
Long-term debt	110	–	(10)	–
Receivables	58	–	3	–
Inventories	54	4	13	(2)
Derivatives	17	13	(15)	–
Other assets	57	11	(18)	(11)
Deferred income tax liabilities
Property, plant and equipment	(3,218)	(2,441)	132	472
Goodwill and other intangible assets	(546)	(17)	31	–
Other liabilities	(26)	(14)	(6)	(3)

	$ (2,691)	$ (2,187)	$273	$273

Summary of Reconciliation of Net Deferred Income Tax Liabilities

Reconciliation of net deferred income tax liabilities:

	2018	2017

Balance, beginning of year	$ (2,187)	$ (2,453)
Merger impact (Note 3)	(776)	–
Income tax recovery recognized in net (loss) earnings from continuing operations	273	273
Income tax recovery recognized in net earnings from discontinued operations	17	–
Income tax charge recognized in OCI	(22)	(43)
Reclassified as held for sale	–	36
Other	4	–

Balance, end of year	$ (2,691)	$ (2,187)

Summary of Amounts and Expiry Dates of Unused Tax Losses and Unused Tax Credits

Amounts and expiry dates of unused tax losses and unused tax credits as at December 31, 2018 were:

	Amount	Expiry Date

Unused operating losses	$1,083	2020 – Indefinite
Unused capital losses	$795	Indefinite
Unused investment tax credits	$46	2019 – 2037